FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Schedule of level of hedge

The following tables show the level of hedge for different periods:

Positions as of December 31, 2018 (*)	Maturities
	Q119	Q219	Q319	Q419	Total

Percentage of coverage over the expected volume of consumption	66%	58%	40%	15%	45%

(*) The volume shown in the table considers all the hedging instruments (swaps and options).

Positions as of December 31, 2017 (*)	Maturities
	Q118	Q218	Q318	Total

Percentage of coverage over the expected volume of consumption	19%	12%	5%	12%

(*) The volume shown in the table considers all the hedging instruments (swaps and options).

Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2018

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile.

					More than	More than	More than
				Up to	90 days	one to	three to	More than
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Loans to exporters
97.032.000-8	BBVA	Chile	US$	38,625	76,275	-	-	-	114,900	113,000	At Expiration	3.36	3.36
97.032.000-8	BBVA	Chile	UF	-	52,490	-	-	-	52,490	50,785	At Expiration	3.31	3.31
97.036.000-K	SANTANDER	Chile	US$	23,070	-	-	-	-	23,070	23,000	At Expiration	3.90	3.90
97.003.000-K	BANCO DO BRASIL	Chile	US$	201,884	-	-	-	-	201,884	200,000	At Expiration	3.64	3.64
97.951.000-4	HSBC	Chile	US$	12,094	-	-	-	-	12,094	12,000	At Expiration	3.14	3.14

Bank loans
97.023.000-9	CORPBANCA	Chile	UF	5,778	17,086	16,662	-	-	39,526	38,231	Quarterly	3.35	3.35
0-E	BLADEX	U.S.A.	US$	-	15,766	-	-	-	15,766	15,000	Semiannual	6.74	6.74
97.036.000-K	SANTANDER	Chile	US$	1,347	587	102,521	-	-	104,455	102,521	Quarterly	5.60	5.60
76.362.099-9	BTG	Chile	UF	510	1,531	69,435	-	-	71,476	65,862	At Expiration	3.10	3.10

Obligations with the public
0-E	BANK OF NEW YORK	U.S.A.	US$	-	84,375	614,375	96,250	724,063	1,519,063	1,200,000	At Expiration	7.44	7.03
97.030.000-7	ESTADO	Chile	UF	-	18,985	37,970	196,970	213,114	467,039	345,182	At Expiration	5.50	5.50

Guaranteed obligations
0-E	CREDIT AGRICOLE	France	US$	743	2,201	5,718	2,086	-	10,748	10,080	Quarterly	3.23	3.23
0-E	BNP PARIBAS	U.S.A.	US$	14,741	61,973	152,826	145,252	250,387	625,179	511,698	Quarterly	4.55	4.55
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	31,336	96,304	248,720	289,251	509,168	1,174,779	952,758	Quarterly	4.47	4.47
0-E	CITIBANK	U.S.A.	US$	12,757	38,398	102,062	77,710	65,232	296,159	269,365	Quarterly	3.82	2.94
0-E	US BANK	U.S.A.	US$	18,406	55,112	146,045	144,670	86,076	450,309	411,684	Quarterly	4.00	2.82
0-E	NATIXIS	France	US$	14,027	42,132	111,528	92,228	124,910	384,825	324,524	Quarterly	4.69	4.69
0-E	PK AirFinance	U.S.A.	US$	2,490	7,663	25,610	3,153	-	38,916	37,615	Monthly	4.15	4.15
0-E	INVESTEC	England	US$	2,004	11,579	26,874	24,367	-	64,824	54,014	Semiannual	7.17	7.17

Otras obligaciones garantizadas
0-E	CREDIT AGRICOLE	France	US$	2,576	8,380	273,122	-	-	284,078	253,692	At Expiration	4.11	4.11
0-E	DVB BANK SE	Germany	US$	28,087	83,260	213,177	122,674	20,274	467,472	422,065	Quarterly	4.42	4.42

Other guaranteed obligations
0-E	ING	U.S.A.	US$	4,025	12,075	12,134	-	-	28,234	26,831	Quarterly	5.70	5.01
0-E	CREDIT AGRICOLE	France	US$	7,618	21,994	27,811	1,684	-	59,107	56,403	Quarterly	3.66	3.31
0-E	CITIBANK	U.S.A.	US$	14,870	44,570	83,389	42,178	-	185,007	172,158	Quarterly	4.40	3.80
0-E	PEFCO	U.S.A.	US$	5,771	13,541	3,899	-	-	23,211	22,407	Quarterly	5.64	5.02
0-E	BNP PARIBAS	U.S.A.	US$	8,467	25,214	26,933	1,641	-	62,255	59,567	Quarterly	3.90	3.58
0-E	WELLS FARGO	U.S.A.	US$	35,458	106,397	282,923	239,168	99,232	763,178	719,338	Quarterly	2.77	2.09
97.036.000-K	SANTANDER	Chile	US$	6,340	19,025	49,945	26,779	-	102,089	95,022	Quarterly	3.68	3.14
0-E	RRPF ENGINE	England	US$	1,167	3,480	9,103	8,826	4,870	27,446	23,012	Monthly	4.01	4.01
0-E	APPLE BANK	U.S.A.	US$	1,711	5,175	13,640	13,394	760	34,680	31,544	Quarterly	3.93	3.33
0-E	BTMU	U.S.A.	US$	3,489	10,485	27,605	27,062	775	69,416	63,189	Quarterly	4.06	3.46
0-E	NATIXIS	France	US$	4,242	9,870	9,815	563	-	24,490	23,161	Quarterly	4.28	4.12
0-E	KFW IPEX-BANK	Germany	US$	1,764	5,328	5,378	-	-	12,470	12,215	Quarterly	4.20	4.19
0-E	AIRBUS FINANCIAL	U.S.A.	US$	2,074	6,197	7,840	-	-	16,111	15,417	Monthly	4.19	4.19

Other loans
0-E	CITIBANK (*)	U.S.A.	US$	25,705	77,703	103,341	-	-	206,749	196,211	Quarterly	6.00	6.00
0-E	Boeing	U.S.A.	US$	559	1,425	55,728	-	-	57,712	55,727	At Expiration	4.01	4.01

Hedge derivative
-	OTHERS	-	US$	1,224	2,484	681	-	-	4,389	4,021	-	0.00	0.00
	Total			534,959	1,039,060	2,866,810	1,555,906	2,098,861	8,095,596	6,989,299

(*) Bonus securitized with the future flows of credit card sales in the United States and Canada.

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2018

Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil.

					More than	More than	More than
				Up to	90 days	one to	three to	More than
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans
0-E	NEDERLANDSCHE
	NCM	Holland	US$	175	499	1,332	55	-	2,061	1,851	Monthly	6.01	6.01

Financial leases
0-E	NATIXIS	France	US$	4,195	7,935	46,780	41,872	-	100,782	95,789	Quarterly / Semiannual	6.87	6.87
0-E	WACAPOU LEASING S.A.	Luxembourg	US$	839	2,433	6,542	-	-	9,814	9,226	Quarterly	4.81	4.81
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	11,536	32,312	161,778	-	-	205,626	208,224	Quarterly	5.88	5.82
0-E	GA Telesis LLC	U.S.A.	US$	680	1,753	4,675	4,675	11,318	23,101	13,202	Monthly	15.62	15.62
	Total			17,425	44,932	221,107	46,602	11,318	341,384	328,292

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2018

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

					More than	More than	More than
				Up to	90 days	one to	three to	More than
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Trade and other accounts payables
-	OTHERS	OTHERS	US$	356,342	11,773	-	-	-	368,115	368,115	-	0.00	0.00
			CLP	137,296	359	-	-	-	137,655	137,655	-	0.00	0.00
			BRL	250,915	925	-	-	-	251,840	251,840	-	0.00	0.00
			Other currencies	518,448	3,918	-	-	-	522,366	522,366	-	0.00	0.00

Accounts payable to related parties currents
Foreing	Inversora Aeronáutica Argentina S.A.	Argentina	ARS	15	-	-	-	-	15	15	-	0.00	0.00
78.591.370-1	Bethia S.A. y Filiales	Chile	CLP	365	-	-	-	-	365	365	-	0.00	0.00
Extranjera	TAM Aviação Executiva e Taxi Aéreo S.A.	Brazil	BRL	2	-	-	-	-	2	2	-	0.00	0.00
	Total			1,263,383	16,975	-	-	-	1,280,358	1,280,358
	Total consolidated			1,815,767	1,100,967	3,087,917	1,602,508	2,110,179	9,717,338	8,597,949

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2017

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile.

					More than	More than	More than
				Up to	90 days	one to	three to	More than
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Loans to exporters
97.032.000-8	BBVA	Chile	US$	75,863	-	-	-	-	75,863	75,000	At Expiration	2.30	2.30
97.032.000-8	BBVA	Chile	UF	-	57,363	-	-	-	57,363	55,801	At Expiration	3.57	2.77
97.036.000-K	SANTANDER	Chile	US$	30,131	-	-	-	-	30,131	30,000	At Expiration	2.49	2.49
97.030.000-7	ESTADO	Chile	US$	40,257	-	-	-	-	40,257	40,000	At Expiration	2.57	2.57
97.003.000-K	BANCO DO BRASIL	Chile	US$	100,935	-	-	-	-	100,935	100,000	At Expiration	2.40	2.40
97.951.000-4	HSBC	Chile	US$	12,061	-	-	-	-	12,061	12,000	At Expiration	2.03	2.03

Bank loans
97.023.000-9	CORPBANCA	Chile	UF	22,082	22,782	43,430	-	-	88,294	84,664	Quarterly	3.68	3.68
0-E	BLADEX	U.S.A.	US$	-	16,465	15,628	-	-	32,093	30,000	Semiannual	5.51	5.51
97.036.000-K	SANTANDER	Chile	US$	2,040	3,368	202,284	-	-	207,692	202,284	Quarterly	4.41	4.41

Obligations with the public
0-E	BANK OF NEW YORK	U.S.A.	US$	-	84,375	650,625	96,250	772,188	1,603,438	1,200,000	At Expiration	7.44	7.03
97.030.000-7	ESTADO	Chile	UF	-	20,860	41,720	226,379	245,067	534,026	379,274	At Expiration	5.50	5.50

Guaranteed obligations
0-E	CREDIT AGRICOLE	France	US$	8,368	25,415	56,305	12,751	-	102,839	98,091	Quarterly	2.66	2.22
0-E	BNP PARIBAS	U.S.A.	US$	14,498	59,863	148,469	145,315	313,452	681,597	575,221	Quarterly	3.41	3.40
0-E	WELLS FARGO	U.S.A.	US$	30,764	92,309	246,285	246,479	245,564	861,401	808,987	Quarterly	2.46	1.75
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	32,026	95,042	253,469	244,836	676,474	1,301,847	1,034,853	Quarterly	4.48	4.48
0-E	CITIBANK	U.S.A.	US$	14,166	42,815	114,612	112,435	102,045	386,073	351,217	Quarterly	3.31	2.47
0-E	BTMU	U.S.A.	US$	3,292	9,997	26,677	26,704	14,133	80,803	74,734	Quarterly	2.87	2.27
0-E	APPLE BANK	U.S.A.	US$	1,611	4,928	13,163	13,196	7,369	40,267	37,223	Quarterly	2.78	2.18
0-E	US BANK	U.S.A.	US$	18,485	55,354	146,709	145,364	158,236	524,148	472,833	Quarterly	4.00	2.82
0-E	DEUTSCHE BANK	U.S.A.	US$	4,043	12,340	32,775	32,613	32,440	114,211	96,906	Quarterly	4.39	4.39
0-E	NATIXIS	France	US$	18,192	54,952	129,026	105,990	166,011	474,171	413,011	Quarterly	3.42	3.40
0-E	PK AirFinance	U.S.A.	US$	2,375	7,308	20,812	18,104	-	48,599	46,500	Monthly	3.18	3.18
0-E	KFW IPEX-BANK	Germany	US$	2,570	7,111	16,709	1,669	-	28,059	26,888	Quarterly	3.31	3.31
0-E	AIRBUS FINANCIAL	U.S.A.	US$	2,033	6,107	15,931	-	-	24,071	22,925	Monthly	3.19	3.19
0-E	INVESTEC	England	US$	1,930	11,092	26,103	26,045	11,055	76,225	63,378	Semiannual	6.04	6.04

Other guaranteed obligations
0-E	CREDIT AGRICOLE	France	US$	1,757	5,843	246,926	-	-	254,526	241,287	At Expiration	3.38	3.38

Financial leases
0-E	ING	U.S.A.	US$	5,890	12,076	28,234	-	-	46,200	42,957	Quarterly	5.67	5.00
0-E	CITIBANK	U.S.A.	US$	12,699	38,248	91,821	51,222	2,880	196,870	184,274	Quarterly	3.78	3.17
0-E	PEFCO	U.S.A.	US$	13,354	34,430	23,211	-	-	70,995	67,783	Quarterly	5.46	4.85
0-E	BNP PARIBAS	U.S.A.	US$	13,955	35,567	50,433	2,312	-	102,267	98,105	Quarterly	3.66	3.25
0-E	WELLS FARGO	U.S.A.	US$	12,117	38,076	98,424	66,849	21,253	236,719	221,113	Quarterly	3.17	2.67
97.036.000-K	SANTANDER	Chile	US$	6,049	18,344	48,829	47,785	3,156	124,163	117,023	Quarterly	2.51	1.96
0-E	RRPF ENGINE	England	US$	370	3,325	8,798	8,692	9,499	30,684	25,983	Monthly	4.01	4.01

Other loans
0-E	CITIBANK (*)	U.S.A.	US$	25,783	77,810	206,749	-	-	310,342	285,891	Quarterly	6.00	6.00

Hedge derivative
-	Others	-	US$	5,656	6,719	6,228	-	-	18,603	17,407	-	0.00	0.00
	Total			535,352	960,284	3,010,385	1,630,990	2,780,822	8,917,833	7,633,613

(*) Bonus securitized with the future flows of credit card sales in the United States and Canada.

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2017

Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil.

					More than	More than	More than
				Up to	90 days	one to	three to	More than
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Bank loans
0-E	NEDERLANDSCHE
	CREDIETVERZEKERING MAATSCHAPPIJ	Holland	US$	176	497	1,332	722	-	2,727	2,382	Monthly	6.01	6.01

Financial leases
0-E	NATIXIS	France	US$	4,248	7,903	23,141	71,323	-	106,615	99,036	Quarterly / Semiannual	5.59	5.59
0-E	WACAPOU LEASING S.A.	Luxembourg	US$	837	2,411	6,509	3,277	-	13,034	12,047	Quarterly	3.69	3.69
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	11,735	32,230	204,836	-	-	248,801	244,513	Quarterly	4.87	4.81
0-E	BANCO IBM S.A	Brazil	BRL	34	-	-	-	-	34	21	Monthly	6.89	6.89
0-E	SOCIÉTÉ GÉNÉRALE	France	BRL	161	12	-	-	-	173	109	Monthly	6.89	6.89
	Total			17,191	43,053	235,818	75,322	-	371,384	358,108

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2017

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

					More than	More than	More than
				Up to	90 days	one to	three to	More than
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Trade and other accounts payables
-	OTHERS	OTHERS	ThUS$	566,838	-	-	-	-	566,838	566,838	-	0.00	0.00
			CLP	165,299	-	-	-	-	165,299	165,299	-	0.00	0.00
			BRL	315,605	-	-	-	-	315,605	315,605	-	0.00	0.00
			Other currencies	290,244	11,215	-	-	-	301,459	301,459	-	0.00	0.00

Accounts payable to related parties currents
78.997.060-2	Viajes Falabella Ltda.	Chile	CLP	534	-	-	-	-	534	534	-	0.00	0.00
0-E	Inversora Aeronáutica Argentina	Argentina	ThUS$	4	-	-	-	-	4	4	-	0.00	0.00
0-E	Consultoría Administrativa Profesional S.A. de C.V.	Mexico	MXN	210	-	-	-	-	210	210	-	0.00	0.00
78.591.370-1	Bethia S.A. y Filiales	Chile	CLP	12	-	-	-	-	12	12	-	0.00	0.00
	Total			1,338,746	11,215	-	-	-	1,349,961	1,349,961
	Total consolidated			1,891,289	1,014,552	3,246,203	1,706,312	2,780,822	10,639,178	9,341,682

Schedule of classification of financial instruments at fair value

The following table shows the classification of financial instruments at fair value, depending on the level of information used in the assessment:

	As of December 31, 2018				As of December 31, 2017
		Fair value measurements using values				Fair value measurements using values
		considered as				considered as
	Fair value	Level I	Level II	Level III	Fair value	Level I	Level II	Level III
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Assets
Cash and cash equivalents	43,653	43,653	-	-	29,658	29,658	-	-
Short-term mutual funds	43,653	43,653	-	-	29,658	29,658	-	-

Other financial assets, current	366,573	343,218	23,355	-	536,001	473,653	62,348	-
Fair value interest rate derivatives	19,460	-	19,460	-	3,113	-	3,113	-
Fair value of fuel derivatives	-	-	-	-	10,711	-	10,711	-
Fair value of foreign currency derivative	3,895	-	3,895	-	48,322	-	48,322	-
Accrued interest since the last payment date Swap of currencies	-	-	-	-	202	-	202	-
Derivative not recognized as a hedge	19,396	19,396	-	-	-	-	-	-
Private investment funds	322,428	322,428	-	-	472,232	472,232	-	-
Domestic and foreign bonds	1,394	1,394	-	-	1,421	1,421	-	-

Other financial assets, not current	-	-	-	-	519	-	519	-
Fair value derived from foreign currency	-	-	-	-	519	-	519	-

Liabilities
Other financial liabilities, current	33,633	7,712	25,921	-	12,200	-	12,200	-
Fair value of interest rate derivatives	335	-	335	-	8,919	-	8,919	-
Fair value of fuel derivatives	15,678	-	15,678	-	-	-	-	-
Fair value of foreign currency derivatives	7,587	-	7,587	-	2,092	-	2,092	-
Interest accrued since the last payment date of Currency Swap	2,321	-	2,321	-	1,189	-	1,189	-
Derivative not recognized as a hedge	7,712	7,712	-	-	-	-	-	-
Other financial liabilities, non current	340	-	340	-	2,617	-	2,617	-
Fair value of interest rate derivatives	-	-	-	-	2,617	-	2,617	-
Interest accrued since the last date of Swap interest rates	340	-	340	-	-	-	-	-

Schedule of financial instruments which are not recorded at fair value

In order to meet the disclosure requirements of fair values, the Company has valued these instruments as shown in the table below:

	As of December 31, 2018		As of December 31, 2017
	Book	Fair	Book	Fair
	value	value	value	value
	ThUS$	ThUS$	ThUS$	ThUS$

Cash and cash equivalents	1,037,989	1,037,989	1,112,346	1,112,346
Cash on hand	8,974	8,974	8,562	8,562
Bank balance	331,218	331,218	330,430	330,430
Overnight	282,164	282,164	239,292	239,292
Time deposits	415,633	415,633	534,062	534,062
Other financial assets, current	17,411	17,411	23,918	23,918
Other financial assets	17,411	17,411	23,918	23,918
Trade debtors, other accounts receivable and Current accounts receivable	1,162,582	1,162,582	1,214,050	1,214,050
Accounts receivable from entities related, current	2,931	2,931	2,582	2,582
Other financial assets, not current	58,700	58,700	87,571	87,571
Accounts receivable, non-current	5,381	5,381	6,891	6,891

Other current financial liabilities	1,397,156	1,578,835	1,288,749	1,499,495
Accounts payable for trade and other accounts payable, current	1,674,303	1,674,303	1,695,202	1,695,202
Accounts payable to entities related, current	382	382	760	760
Other financial liabilities, not current	5,864,570	5,893,387	6,602,891	6,738,872
Accounts payable, not current	483,656	483,656	498,832	498,832

Fuel-Price Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Schedule of sensitivity analysis

The calculations were made considering a parallel movement of US$ 5 per barrel in the curve of the BRENT and JET crude futures benchmark price at the end of December 2018 and the end of December, 2017.

	Positions as of December 31, 2018	Positions as of December 31, 2017
Benchmark price	effect on equity	effect on equity
(US$ per barrel)	(millions of US$)	(millions of US$)

+5	+7.4	+1.8
-5	- 5.5	-3.3

Foreign Exchange Rate Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Schedule of sensitivity analysis

The following table shows the variation of financial performance to appreciate or depreciate 10% exchange rate R$/US$:

Appreciation (depreciation)	Effect at December 31, 2018	Effect at December 31, 2017
of R$/US$(*)	Millions of US$	Millions of US$

-10%	+39.8	+80.5
+10%	-39.8	-80.5

(*) Appreciation (depreciation) of US$ regard to the covered currencies.

The following table shows the change in Other comprehensive income recognized in Total equity in the case of appreciate or depreciate 10% the exchange rate R$/US$:

Appreciation (depreciation)	Effect at December 31, 2018	Effect at December 31, 2017
of R$/US$	Millions of US$	Millions of US$

-10%	+384.73	+386.62
+10%	-314.78	-316.33

Interest Rate Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Schedule of sensitivity analysis

The following table shows the sensitivity of changes in financial obligations that are not hedged against interest-rate variations. These changes are considered reasonably possible, based on current market conditions each date.

Increase (decrease)	Positions as of December 31, 2018	Positions as of December 31, 2017
futures curve	effect on profit or loss before tax	effect on profit or loss before tax
in libor 3 months	(millions of US$)	(millions of US$)

+100 basis points	-29.62	-29.26
-100 basis points	+29.62	+29.26

The calculations were made increasing (decreasing) vertically 100 basis points of the three-month Libor futures curve, being both reasonably possible scenarios according to historical market conditions.

Increase (decrease)	Positions as of December 31, 2018	Positions as of December 31, 2017
futures curve	effect on equity	effect on equity
in libor 3 months	(millions of US$)	(millions of US$)

+100 basis points	+0.70	+1.9
-100 basis points	-0.71	-1.9